27. EMPLOYEE BENEFITS (Details 14) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Actuarial gain (loss) on obligation	R$ (15,224)	R$ 166,540
Gain (loss) recognized in shareholders' equity	(66,437)	129,913
Post-employment healthcare benefits
Disclosure of defined benefit plans [line items]
Actuarial gain (loss) on obligation	16,237	170,445	R$ 210,257
Gain (loss) recognized in shareholders' equity	R$ 16,237	R$ 170,445	R$ 210,257